GOODWILL AND OTHER INTANGIBLE ASSETS Q - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible asset	$ 1,761	$ 1,761
Intangible assets, gross	59,714	55,970
Less: Accumulated amortization	(30,448)	(18,619)
Intangible assets, net	29,266	37,351
Capitalized equity based compensation	4,500	3,100
Software technology
Finite-Lived Intangible Assets [Line Items]
Software technology	44,252	40,508
Other purchased finite-life intangible assets
Finite-Lived Intangible Assets [Line Items]
Software technology	$ 13,701	$ 13,701